Related Party Transactions - Founder Shares (Details)				3 Months Ended	9 Months Ended
	Jul. 10, 2020 USD ($)	Jul. 08, 2020 shares	Apr. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares
Related Party Transactions
Capital contribution | $					$ 25,000
Stock split				1	1
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination				1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Sponsor
Related Party Transactions
Number of shares issued (in shares)			2,875,000
Capital contribution | $	$ 25,000		$ 25,000
Capital contribution (in dollars per share) | $ / shares			$ 0.0001
Stock split		1
Number of shares held after stock split (in shares)		3,392,500
Number of shares subject to forfeiture (in shares)		442,500			442,500